Fair Value Measurements - Summary of Change in Estimated Fair Value of Debt Instrument (Details) - May 2023 Notes $ in Thousands	12 Months Ended
Oct. 31, 2023 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Issuance	$ 37,043
Change in fair value	56,212
Settlement upon the consummation of the Reverse Recapitalization	$ (93,255)